UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John Griffin                    New York, NY             2/17/09
       ------------------------   ------------------------------  ----------
            [Signature]                   [City, State]              [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   52
                                               -------------

Form 13F Information Table Value Total:           $3,396,745
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.    Form 13F File Number             Name


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                                                  Form 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- --------------- ---------- ---------- ------------------- ---------- -------- -----------------------
                                                            VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------- --------------- ---------- ---------- ---------- -------- ---------- -------- ----------- ------ ----
AGNICO EAGLE MINES LTD        COM             008474108      80,331  1,565,000 SH       SOLE                 1,565,000   0      0
AMAZON COM INC                COM             023135106     149,994  2,925,000 SH       SOLE                 2,925,000   0      0
AMERICAN EXPRESS CO           COM             025816109      73,273  3,950,000 SH       SOLE                 3,950,000   0      0
AMGEN INC                     COM             031162100     158,813  2,750,000 SH       SOLE                 2,750,000   0      0
ANADARKO PETE CORP            COM             032511107      54,722  1,419,500 SH       SOLE                 1,419,500   0      0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     189,433      1,961 SH       SOLE                     1,961   0      0
BLACKROCK INC                 COM             09247X101      30,855    230,000 SH       SOLE                   230,000   0      0
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103      84,027  6,700,700 SH       SOLE                 6,700,700   0      0
CALPINE CORP                  COM NEW         131347304      31,304  4,300,000 SH       SOLE                 4,300,000   0      0
COMPTON PETE CORP             COM             204940100         232    308,500 SH       SOLE                   308,500   0      0
COVANTA HLDG CORP             COM             22282E102     191,245  8,708,793 SH       SOLE                 8,708,793   0      0
CROWN CASTLE INTL CORP        COM             228227104      45,708  2,600,000 SH       SOLE                 2,600,000   0      0
DELL INC                      COM             24702R101      42,854  4,185,000 SH       SOLE                 4,185,000   0      0
DEVON ENERGY CORP NEW         COM             25179M103      73,924  1,125,000 SH       SOLE                 1,125,000   0      0
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104      75,190  5,310,000 SH       SOLE                 5,310,000   0      0
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302      56,506  4,220,000 SH       SOLE                 4,220,000   0      0
ECHOSTAR CORP                 CL A            278768106      45,577  3,065,000 SH       SOLE                 3,065,000   0      0
EOG RES INC                   COM             26875P101      17,644    265,000 SH       SOLE                   265,000   0      0
EXTERRAN HLDGS INC            COM             30225X103      16,960    796,228 SH       SOLE                   796,228   0      0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106      37,066  1,230,200 SH       SOLE                 1,230,200   0      0
GENENTECH INC                 COM NEW         368710406     124,780  1,505,000 SH       SOLE                 1,505,000   0      0
GENERAL GROWTH PPTYS INC      COM             370021107       4,854  3,762,697 SH       SOLE                 3,762,697   0      0
GOLDCORP INC NEW              COM             380956409      55,493  1,760,000 SH       SOLE                 1,760,000   0      0
GOODRICH PETE CORP            COM NEW         382410405      47,022  1,570,000 SH       SOLE                 1,570,000   0      0
GOOGLE INC                    CL A            38259P508      26,150     85,000 SH       SOLE                    85,000   0      0
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101      16,053    697,348 SH       SOLE                   697,348   0      0
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109      11,469    882,892 SH       SOLE                   882,892   0      0
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206      26,458  1,770,940 SH       SOLE                 1,770,940   0      0
ISHARES INC                   MSCI MEX INVEST 464286822      15,110    468,230 SH       SOLE                   468,230   0      0
ISHARES TR                    NASDQ BIO INDX  464287556      37,657    530,000 SH       SOLE                   530,000   0      0
KBR INC                       COM             48242W106      18,848  1,240,000 SH       SOLE                 1,240,000   0      0
MARATHON OIL CORP             COM             565849106      19,152    700,000 SH       SOLE                   700,000   0      0
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100      60,476  1,785,000 SH       SOLE                 1,785,000   0      0
MASTERCARD INC                CL A            57636Q104     167,657  1,173,000 SH       SOLE                 1,173,000   0      0
MICROSOFT CORP                COM             594918104     213,840 11,000,000 SH       SOLE                11,000,000   0      0
MILLIPORE CORP                COM             601073109     155,590  3,020,000 SH       SOLE                 3,020,000   0      0
MONSANTO CO NEW               COM             61166W101      56,984    810,000 SH       SOLE                   810,000   0      0
NATIONAL OILWELL VARCO INC    COM             637071101     169,589  6,939,000 SH       SOLE                 6,939,000   0      0
NETFLIX INC                   COM             64110L106      21,561    721,350 SH       SOLE                   721,350   0      0
NEWMONT MINING CORP           COM             651639106      56,166  1,380,000 SH       SOLE                 1,380,000   0      0
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109      13,532  1,890,000 SH       SOLE                 1,890,000   0      0
PACKAGING CORP AMER           COM             695156109      38,990  2,896,764 SH       SOLE                 2,896,764   0      0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408      94,531  3,860,000 SH       SOLE                 3,860,000   0      0
SCHWAB CHARLES CORP NEW       COM             808513105      42,042  2,600,000 SH       SOLE                 2,600,000   0      0
SPDR GOLD TRUST               GOLD SHS        78463V107     109,448  1,265,000 SH       SOLE                 1,265,000   0      0
TARGET CORP                   COM             87612E106      39,758  1,151,400 SH       SOLE                 1,151,400   0      0
THERMO FISHER SCIENTIFIC INC  COM             883556102      53,149  1,560,000 SH       SOLE                 1,560,000   0      0
VALERO ENERGY CORP NEW        COM             91913Y100      21,640  1,000,000 SH       SOLE                 1,000,000   0      0
VISA INC                      COM CL A        92826C839      56,158  1,070,700 SH       SOLE                 1,070,700   0      0
WYNN RESORTS LTD              COM             983134107      15,214    360,000 SH       SOLE                   360,000   0      0
XTO ENERGY INC                COM             98385X106      87,293  2,475,000 SH       SOLE                 2,475,000   0      0
YAMANA GOLD INC               COM             98462Y100      64,423  8,345,000 SH       SOLE                 8,345,000   0      0

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